Accounts receivable	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Accounts receivable

6. Accounts receivable

	2018	2017

Trade receivables	$392,865	$392,759
GST/VAT receivables	3,711	3,611
Other receivables	5,774	454

Total	$402,350	$396,824

The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT) receivables, is disclosed in note 26.